Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Alamos Gold, Inc. [Member]
Total	$ 8,000	$ 1,370	$ 7,260		$ 1,330	$ 17,960
Alamos Gold, Inc. [Member] | Young-Davidson [Member]
Total	670		2,650			3,320
Alamos Gold, Inc. [Member] | Island Gold [Member]
Total	200		1,840			2,040
Alamos Gold, Inc. [Member] | Lynn Lake [Member]
Total			1,720			1,720
Alamos Gold, Inc. [Member] | Mulatos [Member]
Total	7,130	1,370	790		$ 1,330	10,620
Alamos Gold, Inc. [Member] | Chanate [Member]
Total			260			260
Argonaut Gold, Inc. [Member]
Total	4,800	1,650	2,600	$ 2,320		11,370
Argonaut Gold, Inc. [Member] | Magino [Member]
Total			310	$ 2,320		2,630
Argonaut Gold, Inc. [Member] | Ana Paula [Member]
Total			800			800
Argonaut Gold, Inc. [Member] | Cerro del Gallo [Member]
Total	150		220			370
Argonaut Gold, Inc. [Member] | El Castillo Complex [Member]
Total	2,130	1,190	150			3,470
Argonaut Gold, Inc. [Member] | La Colorada [Member]
Total	780	$ 460	240			1,480
Argonaut Gold, Inc. [Member] | San Antonio [Member]
Total			570			570
Argonaut Gold, Inc. [Member] | Florida Canyon [Member]
Total	$ 1,740		310			2,050
Orford Mining Corporation [Member]
Total			370			370
Orford Mining Corporation [Member] | West Raglan [Member]
Total			150			150
Orford Mining Corporation [Member] | Joutel Properties [Member]
Total			10			10
Orford Mining Corporation [Member] | Qiqavik Properties [Member]
Total			80			80
Orford Mining Corporation [Member] | Lithium Properties [Member]
Total			$ 130			$ 130